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                             NRM Investment Company
                           Rosemont Business Campus #1
                               919 Conestoga Road
                              Building 1, Suite 112
                                Rosemont PA 19010
                                  610-525-2230
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                                                  October 30, 2001

Securities Exchange Commission
Judiciary Plaza
450 5th Street NW
Washington, DC 20549

         Re:   24f-2 Notice for NRM Investment Company
               Registration Statement Number 2-66073
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Ladies and Gentlemen:

         In connection with the above captioned Registration Statement with respect to which the Corporation has filed a declaration authorized by paragraph
(a)(1) Rule 24 f-2, under the Investment Company Act of 1940 we are hereby filing a Rule 24 f-2 Notice to inform you of the following:
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
         (i)    Fiscal year for which the Notice is filed:                                         8/31/2001

         (ii)   The number of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24 f-2 but which remain unsold at the beginning of such fiscal year:
                                                                                                       0
         (iii)  The number of securities registered during such fiscal year other than
                pursuant to Rule 24 f-2:                                                               0

         (iv)   The number of securities sold during such fiscal year (note 1)(1):
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(1) Actual aggregate sale price for which such securities were sold during such fiscal year:         $76
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    Less difference of:

        (A)  Actual aggregate redemption or repurchase price of such securities redeemed or
             repurchased during such fiscal year:                                                $1,126,747
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        (B)  Actual aggregate redemption or repurchase price of such redeemed or
             repurchased securities previously applied pursuant to section 24(e)(1):                   0
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
         (v)    The number of securities sold during the fiscal year and relies upon
                registration pursuant to Rule 24 f-2                                                  20
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         We also enclose the opinion of counsel required by paragraph B1(v) of
Rule 24 f-2.

                                                         Very truly yours,


                                                         /s/ Edward Fackenthal

:mp
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Actual aggregate sale price pursuant to Rule 24 f-2 (c):                 $76.00
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